CONVERTIBLE NOTES PAYABLE (Details) - USD ($)												1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 03, 2022	Feb. 19, 2021	Feb. 17, 2021	Feb. 16, 2021	Feb. 06, 2021	Jan. 15, 2021	Jan. 11, 2021	Sep. 16, 2020	Aug. 03, 2020	Jul. 13, 2020	Jul. 02, 2020	Feb. 22, 2021	Feb. 18, 2021	Feb. 16, 2021	Feb. 09, 2021	Feb. 05, 2021	Feb. 03, 2021	Nov. 25, 2020	Oct. 20, 2020	Sep. 16, 2020	Jul. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 30, 2022	Jul. 08, 2022	Feb. 04, 2022	Sep. 24, 2020
Convertible Notes Payable (Textual)
Interest expense																										$ 221,930	$ 366,964
Amortized of debt discount																								$ 263,200	$ 3,138,452	3,653,652	1,065,879
Repayments of debt																									22,049	$ 22,049	$ 104,500
Warrant exercisable (in Shares)				2,486,957										2,486,957												8,571,429
Exercise price per share (in Dollars per share)				$ 0.24								$ 0.15		$ 0.24												$ 0.05		$ 0.15
Common stock shares (in Shares)																													2,000,000
Additional net proceeds																					$ 262,500
Accrued interest percentage									115.00%										115.00%												115.00%
Prepaid amount percenage									125.00%										125.00%												125.00%
Debt percentage																				115.00%						125.00%
Interest expense																						$ 49,912	$ 52,236	138,085	169,695
Amortization of debt discount																						$ 0	$ 515,200	$ 263,200	$ 3,138,452
Mark Geist [Member]
Convertible Notes Payable (Textual)
Accrued interest percentage																			115.00%
Prepaid amount percenage																			125.00%
Power Up Lending Group Ltd [Member]
Convertible Notes Payable (Textual)
Repayments of debt							$ 63,000
Accrued interest and penalty interest							$ 27,083
Cavalry Fund I LP [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount												$ 100,000	$ 114,000				$ 300,000
Net proceeds				$ 500,500							$ 246,600			$ 500,500			$ 150,500
Interest rate				10.00%							10.00%			10.00%			10.00%		10.00%
Description of conversion terms	On February 3, 2022, the Company extended the maturity date of its Cavalry Note from February 16, 2022 to August 16, 2022. The Cavalry Note was due to mature on February 16, 2022 and would have resulted in the accrual of a $157,499 prepayment penalty on the principal of $572,000 and interest of $57,994 outstanding, totaling $787,493. Cavalry agreed to extend the maturity date of the Cavalry Note to August 16, 2022 in consideration of the principal amount outstanding under the Cavalry Note being increased by an additional $78,749, thereby increasing the total principal outstanding to $866,242. On August 30, 2022, the Company further extended the maturity date of its Cavalry note from August 16, 2022 to November 16, 2022. In terms of the agreement entered into with Cavalry, the principal outstanding was increased by $181,959 and the interest outstanding as of August 31, 2022 of $43,553 was capitalized, resulting in a principal balance outstanding of $1,091,754. In addition, the Company granted Cavalry a warrant exercisable for 3,000,000 shares of Common Stock at an exercise price of $0.15 per share, maturing on August 30, 2027 and valued at $119,091 on the date of grant.										The Initial Cavalry Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Initial Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Initial Cavalry Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets. Between January 4, 2021 and February 3, 2021, the Company received conversion notices from Cavalry, converting the aggregate principal amount of $300,000 and accrued interest thereon of $16,639 into 9,046,826 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Initial Cavalry Note. ● Cavalry had agreed to purchase an additional $300,000 Senior Secured Convertible Note (the “Second Cavalry Note”); from the Company upon the same terms as the Initial Cavalry Note, within three trading days of a registration statement registering the shares of the Company’s common stock issuable under the Initial Cavalry Note and upon exercise of the Warrants that had been issued being declared effective by the SEC. On July 28, 2020 the registration statement was declared effective and on July 31, 2020, the Company received the additional net proceeds of $262,500. In addition, the Company issued a warrant exercisable over 8,571,429 shares of common stock at an initial exercise price of $0.05 per share. The Second Cavalry Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Second Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Second Cavalry Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets. Between February 8, 2021 and February 12, 2021, the Company received conversion notices from Cavalry, converting the aggregate principal amount of $300,000 and accrued interest thereon of $16,083 into 9,030,953 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Second Cavalry Note. ● On September 24, 2020, the Company closed a transaction with Cavalry pursuant to which the Company received net proceeds of $99,750, after certain expenses in exchange for the issuance of a $114,000 Senior Secured Convertible Note (the “Third Cavalry Note”), with an original issue discount of $14,000, bearing interest at 10% per annum and maturing on September 24, 2021, the Third Cavalry Note was convertible into shares of common stock at an initial conversion price of $0.035 per share, in addition, the Company issued a warrant exercisable over 3,257,143 shares of common stock at an initial exercise price of $0.05 per share. The Third Cavalry Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Third Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Third Cavalry Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets. On February 18, 2021, the Company received a conversion notice from Cavalry, converting the aggregate principal amount of $114,000 and accrued interest thereon of $4,623 into 3,389,238 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Third Cavalry Note. ●On October 20, 2020, Cavalry entered into an Assignment and Transfer agreement whereby the Senior Secured Convertible Note with a face value of $100,000, bearing interest at 10% per annum and maturing on August 5, 2021, together with the warrant exercisable over 2,857,143 shares of common stock at an initial exercise price of $0.05 per share, was acquired by Cavalry (the “Transferred note”). The Transferred Note was convertible into shares of common stock at an initial conversion price of $0.035 per share. The transferred Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Transferred Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest.
Accrued interest and penalty interest												$ 5,583	$ 4,623				$ 16,639
Senior secured convertible note				$ 71,500							$ 300,000			$ 71,500			172,000		$ 100,000
Original issue discount rate											12.50%			10.00%
Original issue discount				$ 71,500							$ 37,500			$ 572,000			$ 21,500
Conversion price (in Dollars per share)				$ 0.23							$ 0.035	$ 0.035	$ 0.035	$ 0.23			$ 0.035		$ 0.035			$ 1,105,401		$ 1,105,401
Warrant exercisable (in Shares)				2,486,957							8,571,428			2,486,957					2,857,143
Exercise price per share (in Dollars per share)				$ 0.24							$ 0.05			$ 0.24					$ 0.05
Common stock shares (in Shares)												3,016,667	3,389,238				9,046,826
Senior secured convertible note				$ 572,000										$ 572,000
initial conversion price per share (in Dollars per share)														$ 0.23
Penalty expense																						$ 181,959		$ 260,708
Additional penalty expense																						$ 119,091		119,091
Second Cavalry Note [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																										The Second Cavalry Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Second Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Second Cavalry Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets. Between February 8, 2021 and February 12, 2021, the Company received conversion notices from Cavalry, converting the aggregate principal amount of $300,000 and accrued interest thereon of $16,083 into 9,030,953 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Second Cavalry Note. ● On September 24, 2020, the Company closed a transaction with Cavalry pursuant to which the Company received net proceeds of $99,750, after certain expenses in exchange for the issuance of a $114,000 Senior Secured Convertible Note (the “Third Cavalry Note”), with an original issue discount of $14,000, bearing interest at 10% per annum and maturing on September 24, 2021, the Third Cavalry Note was convertible into shares of common stock at an initial conversion price of $0.035 per share, in addition, the Company issued a warrant exercisable over 3,257,143 shares of common stock at an initial exercise price of $0.05 per share. The Third Cavalry Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Third Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Third Cavalry Note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets. On February 18, 2021, the Company received a conversion notice from Cavalry, converting the aggregate principal amount of $114,000 and accrued interest thereon of $4,623 into 3,389,238 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the Third Cavalry Note. ●On October 20, 2020, Cavalry entered into an Assignment and Transfer agreement whereby the Senior Secured Convertible Note with a face value of $100,000, bearing interest at 10% per annum and maturing on August 5, 2021, together with the warrant exercisable over 2,857,143 shares of common stock at an initial exercise price of $0.05 per share, was acquired by Cavalry (the “Transferred note”). The Transferred Note was convertible into shares of common stock at an initial conversion price of $0.035 per share. The transferred Note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Transferred Note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest.
Fourth Cavalry Note [Member]
Convertible Notes Payable (Textual)
Repayments of debt			$ 172,000
Accrued interest and penalty interest			$ 669
Warrant exercisable (in Shares)																	3,822,223
Exercise price per share (in Dollars per share)																	$ 0.05
Conversion price (in Dollars per share)																	$ 0.045
Fifth Cavalry Note [Member]
Convertible Notes Payable (Textual)
Accrued interest and penalty interest																										$ 548,872
Unamortized debt discount																										73,655
Mercer Street Global Opportunity Fund, LLC [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount												$ 286,000			$ 400,000
Net proceeds				$ 500,500					$ 350,000					$ 500,500			$ 250,250
Interest rate				10.00%					10.00%					10.00%			10.00%
Description of conversion terms	On February 16, 2021, the Company closed a transaction with Mercer Street Global Opportunity Fund, LLC (“Mercer”), pursuant to which the Company received net proceeds of $500,500, after an original issue discount of $71,500 in exchange for the issuance of a $572,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022 (the “Mercer Note”). The Mercer Note is convertible into shares of Common Stock at an initial conversion price of $0.23 per share, in addition, the Company issued a warrant exercisable for 2,486,957 shares of Common Stock at an initial exercise price of $0.24 per share.On February 3, 2022, the Company extended the maturity date of its Mercer Note from February 16, 2022 to August 16, 2022. The Mercer Note was due to mature on February 16, 2022 and would have resulted in the accrual of a $157,499 prepayment penalty on the principal of $572,000 and interest of $57,994 outstanding, totaling $787,493. Mercer agreed to extend the maturity date of the Mercer Note to August 16, 2022 in consideration of the principal amount outstanding under the Mercer Note being increased by an additional $78,749, thereby increasing the total principal outstanding to $866,242. On August 30, 2022, the Company further extended the maturity date of its Mercer note from August 16, 2022 to November 16, 2022. In terms of the agreement entered into with Mercer, the principal outstanding was increased by $181,959 and the interest outstanding as of August 31, 2022 of $43,553 was capitalized, resulting in a principal balance outstanding of $1,091,754. In addition, the Company granted Mercer a warrant exercisable for 3,000,000 shares of Common Stock at an exercise price of $0.15 per share, maturing on August 30, 2027 and valued at the date of grant at $119,091. This change to the maturity dates of the Mercer Note from February 16, 2022 to August 31, 2022 and subsequently to November 16, 2022, was assessed in terms of ASC 470-50 as a debt extinguishment, which resulted in a penalty expense of $181,959 and $260,708 for the three months and nine months ended September 30, 2022, respectively, in addition the value of the warrant issued on the debt extension from August 16, 2022 to November 16, 2022, resulted in an additional penalty expense of $119,091 for the three and nine months ended September 30, 2022.
Accrued interest and penalty interest												$ 1,033			$ 19,411									$ 1,105,401		548,872
Senior secured convertible note				$ 572,000					$ 400,000					$ 572,000			$ 286,000
Original issue discount				$ 71,500					$ 50,000					$ 71,500			$ 35,750
Conversion price (in Dollars per share)				$ 0.23					$ 0.035					$ 0.23	$ 0.035
Warrant exercisable (in Shares)				2,486,957					11,428,571					2,486,957			6,355,556
Exercise price per share (in Dollars per share)				$ 0.24					$ 0.05					$ 0.24			$ 0.05
Common stock shares (in Shares)															11,983,170
Conversion price (in Dollars per share)																	$ 0.045
Unamortized debt discount																										$ 73,655
Iroquois Master Fund Ltd.[Member]
Convertible Notes Payable (Textual)
Aggregate principal amount		$ 228,000
Net proceeds								$ 199,500									$ 199,500
Interest rate								10.00%									10.00%			10.00%
Description of conversion terms																the aggregate principal amount of $228,000 relating to the Initial Iroquois Note entered into on September 16, 2020 into 6,514,288 shares of common stock at a conversion price of $0.035 per share. The accrued interest of $8,041 on the Initial Iroquois Note remains outstanding and was recorded under accrued liabilities.
Accrued interest and penalty interest		$ 823
Senior secured convertible note								$ 228,000									$ 228,000			$ 228,000
Original issue discount								$ 28,500									$ 28,500
Conversion price (in Dollars per share)								$ 0.035												$ 0.035
Warrant exercisable (in Shares)								6,514,286									5,066,667			6,514,286
Exercise price per share (in Dollars per share)								$ 0.05									$ 0.05			$ 0.05
Common stock shares (in Shares)		5,066,667
Conversion price (in Dollars per share)		$ 0.045															$ 0.045
Mark Geist [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount						$ 28,600
Net proceeds																			$ 25,025
Interest rate																			10.00%
Description of conversion terms																										The note could be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note could be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it could be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contained certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Accrued interest and penalty interest						$ 561
Senior secured convertible note																			$ 28,600
Original issue discount																			$ 3,575
Conversion price (in Dollars per share)						$ 0.035													$ 0.035
Warrant exercisable (in Shares)																			817,143
Exercise price per share (in Dollars per share)																			$ 0.05
Common stock shares (in Shares)						833,172
Bellridge Capital LP. [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount				$ 206,000	$ 286,000									$ 206,000																$ 1,235,313
Net proceeds														$ 787,500
Interest rate				10.00%										10.00%
Accrued interest and penalty interest					$ 5,720																					$ 863,609
Senior secured convertible note				$ 900,000										$ 900,000
Original issue discount														$ 112,500
Conversion price (in Dollars per share)				$ 0.23	$ 0.035									$ 0.23
Warrant exercisable (in Shares)				3,913,044										3,913,044
Exercise price per share (in Dollars per share)				$ 0.24										$ 0.24
Common stock shares (in Shares)				4,577,778	8,334,857									4,577,778																88,250
Conversion price (in Dollars per share)				$ 0.045										$ 0.045
Unamortized debt discount																										$ 115,891
Debt percentage																										115.00%
Iroquois Master Fund Ltd.[Member]
Convertible Notes Payable (Textual)
Debt percentage																				125.00%
Convertible Notes Payable Due July 13 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount										$ 63,000
Convertible Notes Payable Due July 13 2020 [Member] | Power Up Lending Group Ltd [Member]
Convertible Notes Payable (Textual)
Net proceeds										$ 60,000
Maturity date										Jul. 13, 2021
Interest rate										12.00%
Description of conversion terms										The Company could prepay the note with prepayment penalties that ranged from 115% to 135%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.
Convertible Promissory [Member] | Cavalry Fund I LP [Member]
Convertible Notes Payable (Textual)
Senior secured convertible note																										$ 300,000
10% Convertible Notes Payable Due November 25, 2021 [Member] | Bellridge Capital LP. [Member]
Convertible Notes Payable (Textual)
Net proceeds																		$ 250,250
Interest rate																		10.00%
Senior secured convertible note																		$ 286,000
Original issue discount																		$ 35,750
Conversion price (in Dollars per share)																		$ 0.035
Warrant exercisable (in Shares)																		8,171,429
Exercise price per share (in Dollars per share)																		$ 0.05
10% Convertible Notes Payable Due February 16, 2022 [Member] | Bellridge Capital LP. [Member]
Convertible Notes Payable (Textual)
Net proceeds				$ 180,250
Interest rate				10.00%										10.00%
Senior secured convertible note				$ 206,000										$ 206,000
Original issue discount				$ 25,750
Warrant exercisable (in Shares)				4,577,778										4,577,778
Exercise price per share (in Dollars per share)				$ 0.05										$ 0.05
Conversion price (in Dollars per share)				$ 0.045										$ 0.045
10% Convertible Notes Payable Due February 16, 2022 One [Member] | Bellridge Capital LP. [Member]
Convertible Notes Payable (Textual)
Net proceeds				$ 787,500
Interest rate				10.00%										10.00%
Senior secured convertible note				$ 900,000										$ 900,000
Original issue discount				$ 112,500
Conversion price (in Dollars per share)				$ 0.23										$ 0.23
Warrant exercisable (in Shares)				3,913,044										3,913,044
Exercise price per share (in Dollars per share)				$ 0.24										$ 0.24
Third Bellridge Note [Member] | Bellridge Capital LP. [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																										The Third Bellridge Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest.